Segment Disclosures - Schedule of Segment Disclosures (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
REVENUE	$ 1,644,133	$ 51,520
COST OF SALES	(1,272,069)	(49,185)
EXPENSES
Other operating expenses	(241,087)	(212,822)
General and administrative	(25,323)	(61,288)
Exploration and evaluation	(9,680)	(26,323)
Depreciation	(8,911)	(2,661)
Accretion of asset retirement obligations	(6,949)	(5,664)
Gain on sale of other mineral property rights	15,065
Write-down of carrying value of materials and supplies inventory	(16,536)	(14,839)
Write-down of carrying value of property, plant and equipment	(8,170)
TOTAL EXPENSES	(1,573,660)	(372,782)
OPERATING INCOME (LOSS)	70,473	(321,262)
OTHER INCOME (EXPENSES)
Interest income	4,982	14,731
Interest expense	(7,729)	(42,092)
Foreign exchange gains (losses)	6,861	(3,952)
Change in fair value of derivative	(32,970)	87,722
Other income	2,572	232,535
NET (LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	44,189	(32,318)
Provision for income and other taxes	(51,001)	(41,346)
Share of loss of significantly influenced investees		(3,029)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(6,812)	(76,693)
CAPITAL EXPENDITURES	203,586	1,072,136
TOTAL ASSETS	8,125,776	8,177,677
Corporate, Other & Eliminations [Member]
EXPENSES
Other operating expenses	61,501	19,749
General and administrative	(25,323)	(61,288)
Exploration and evaluation	(2,263)	(6,158)
Depreciation	(563)	(494)
Gain on sale of other mineral property rights	15,065
TOTAL EXPENSES	48,417	(48,191)
OPERATING INCOME (LOSS)	48,417	(48,191)
OTHER INCOME (EXPENSES)
Interest income	2,722	11,995
Interest expense	462,388	190,392
Foreign exchange gains (losses)	858	(1,610)
Change in fair value of derivative	(32,970)	87,722
Other income	2,572	232,535
NET (LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	483,987	472,843
Provision for income and other taxes	(50,160)	(41,346)
Share of loss of significantly influenced investees		(3,029)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	433,827	428,468
CAPITAL EXPENDITURES	196	510
TOTAL ASSETS	824,984	294,410
Oyu Tolgoi [Member]
Revenue from External Customer [Line Items]
REVENUE	1,644,133	51,520
COST OF SALES	(1,272,069)	(49,185)
EXPENSES
Other operating expenses	(302,588)	(232,571)
Exploration and evaluation	(7,417)	(20,165)
Depreciation	(8,348)	(2,167)
Accretion of asset retirement obligations	(6,949)	(5,664)
Write-down of carrying value of materials and supplies inventory	(16,536)	(14,839)
Write-down of carrying value of property, plant and equipment	(8,170)
TOTAL EXPENSES	(1,622,077)	(324,591)
OPERATING INCOME (LOSS)	22,056	(273,071)
OTHER INCOME (EXPENSES)
Interest income	2,260	2,736
Interest expense	(470,117)	(232,484)
Foreign exchange gains (losses)	6,003	(2,342)
NET (LOSS) INCOME BEFORE INCOME TAXES AND OTHER ITEMS	(439,798)	(505,161)
Provision for income and other taxes	(841)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(440,639)	(505,161)
CAPITAL EXPENDITURES	203,390	1,071,626
TOTAL ASSETS	$ 7,300,792	$ 7,883,267